Introduction	12 Months Ended
Dec. 31, 2023
General Information About Financial Statements [Abstract]
Introduction
Introduction
Sanofi, together with its subsidiaries (collectively “Sanofi”, “the Group” or “the Company”), is a global healthcare leader engaged in the research, development and marketing of therapeutic solutions focused on patient needs.
Sanofi is listed in Paris (Euronext: SAN) and New York (Nasdaq: SNY).
The consolidated financial statements for the year ended December 31, 2023, and the notes thereto, were signed off by the Sanofi Board of Directors on January 31, 2024.